LEASES, COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Due and Future Minimum Rentals to be Received under Noncancelable Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Operating lease, Future minimum lease payments, 2020	$ 1,046	$ 1,705
Operating lease, Future minimum lease payments, 2021	1,125	1,004
Operating lease, Future minimum lease payments, 2022	883	551
Operating lease, Future minimum lease payments, 2023	741	408
Operating lease, Future minimum lease payments, 2024	555	240
Operating lease, Future minimum lease payments, 2025	464	153
Operating lease, Future minimum lease payments, Thereafter	742	742
Operating lease, Total future minimum lease payments	5,556	4,803
Finance lease, Future minimum lease payments, 2020	873	1,299
Finance lease, Future minimum lease payments, 2021	606	616
Finance lease, Future minimum lease payments, 2022	76	76
Finance lease, Total future minimum lease payments	$ 1,555	$ 1,991